NYSE

Certnys

17010167

1-38083

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAY 04 2017
Washington, DC 20549

May 4, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Units, each consisting of one share of Class A common stock and one-third of one Warrant, Class A common stock, par value $0.0001 per share, Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share of TPG PACE ENERGY HOLDINGS CORP., under the Exchange Act of 1934.

Sincerely,

Silvio Conte